PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2001



FORTIS ADVANTAGE PORTFOLIOS, INC.
         High Yield Portfolio
         Asset Allocation Portfolio
         Capital Appreciation Portfolio

FORTIS EQUITY PORTFOLIOS, INC.
         Value Fund
         Growth & Income Fund
         Capital Fund

FORTIS GROWTH FUND, INC.

FORTIS MONEY PORTFOLIOS, INC.
         Money Fund

FORTIS INCOME PORTFOLIOS, INC.
         U.S. Government Securities Fund
         Strategic Income Fund

FORTIS TAX-FREE PORTFOLIOS, INC.
         Tax-Free Minnesota Portfolio
         Tax-Free National Portfolio

FORTIS WORLDWIDE PORTFOLIOS, INC.
         Global Growth Portfolio
         International Equity Portfolio


This supplement updates the following prospectuses and replaces the supplement to those prospectuses dated April 2, 2001:

o    Fortis Bond Funds Prospectus, dated December 1, 2000

o Fortis Stock Funds Prospectus, dated January 1, 2001, as supplemented April 6, 2001

o    Fortis Money Fund Prospectus, dated February 1, 2001

o    Fortis Tax-Free Funds Prospectus, dated February 1, 2001

o    Fortis Worldwide Portfolios Prospectus, dated March 1, 2001

Please read the information below carefully. You should attach this supplement to the applicable fund prospectus referred to above.


       PROPOSED REORGANIZATION OF CERTAIN FORTIS FUNDS INTO HARTFORD FUNDS

The Board of Directors of the Fortis Funds has approved the reorganization of certain Fortis Funds into similar funds in The Hartford Fund Family, subject to the Board's approval of a definitive reorganization agreement. In each case, The Hartford Fund would acquire all of the assets of the Fortis Fund, and Fortis Fund shareholders would receive shares of The Hartford Fund in exchange for their Fortis Fund shares. Each reorganization must be approved by the shareholders of the reorganizing Fortis Fund. It is currently anticipated that proxy materials regarding the reorganizations will be distributed to shareholders sometime during the fourth quarter of 2001.

EFFECTIVE DECEMBER 31, 2001, THE FORTIS FUNDS INVOLVED IN THE PROPOSED REORGANIZATIONS WILL BE CLOSED TO NEW SHAREHOLDERS AND NEW ACCOUNTS. SHAREHOLDERS IN THE REORGANIZING FORTIS FUNDS AS OF DECEMBER 31, 2001 MAY CONTINUE TO ADD TO THEIR ACCOUNTS AFTER THAT DATE.

Shareholders will be asked to approve the following fund combinations:

         FORTIS FUND                  REORGANIZES INTO              THE HARTFORD FUND
         -----------                  ----------------              -----------------
Fortis Asset Allocation Portfolio                               The Hartford Advisers Fund
Fortis High Yield Portfolio                                     The Hartford High Yield Fund
Fortis Global Growth Portfolio                                  The Hartford Global Leaders Fund
Fortis International Equity Portfolio                           The Hartford International Opportunities Fund
Fortis Growth & Income Fund                                     The Hartford Growth and Income Fund
Fortis Money Fund                                               The Hartford Money Market Fund

As proposed:

o Class A, B and C shareholders of each Fortis Fund will receive Class A, B or C shares, respectively, of the corresponding Hartford Fund.

o Class H shareholders of each Fortis Fund will receive Class B shares of the corresponding Hartford Fund.

o Class Z shareholders of Fortis Asset Allocation Portfolio will receive Class A shares of The Hartford Advisers Fund.

o    The targeted effective date for the reorganizations is February 28, 2002.


                     CLOSURE OF FORTIS STRATEGIC INCOME FUND

FORTIS STRATEGIC INCOME FUND HAS NOT BEEN ABLE TO REACH THE LEVEL OF ASSETS NECESSARY TO BE ECONOMICALLY VIABLE. THEREFORE, THE FUND WILL BE CLOSED TO NEW SHAREHOLDERS, NEW ACCOUNTS AND ADDITIONAL INVESTMENTS BY EXISTING SHAREHOLDERS ON OCTOBER 1, 2001, WHILE MANAGEMENT EVALUATES THE OPTIONS AVAILABLE WITH RESPECT TO THE FUND.

Shareholders of the Strategic Income Fund will receive more information on the Fund's status in the near future. In the meantime, the Fund continues to be actively managed according to its investment objectives.

                             SHAREHOLDER INFORMATION

o THE FOLLOWING CHANGES ARE MADE TO THE SECTION ENTITLED "SHAREHOLDER INFORMATION" IN EACH PROSPECTUS.

     o    IMPORTANT ADDRESS INFORMATION

     Please use the following addresses for the funds:

     INVESTING/ACCOUNT APPLICATIONS:        SELLING SHARES/GENERAL MAIL:        OVERNIGHT DELIVERY:
     -------------------------------        ----------------------------        -------------------
     The Hartford Mutual Funds              The Hartford Mutual Funds           The Hartford Mutual Funds
     P.O. Box 9140                          P.O. Box 64387                      500 Bielenberg Drive
     Minneapolis MN 55480-9140              St. Paul MN 55164-4387              Woodbury MN 55125

     PLEASE MAKE YOUR CHECK PAYABLE TO THE HARTFORD MUTUAL FUNDS.

          o    STOCK CERTIFICATES

          The funds will no longer issue share certificates for fund shares. Beginning October 15, 2001, your share ownership will only be recorded electronically.

o    THE FOLLOWING IS ADDED TO THE SECTION ENTITLED "SHAREHOLDER
     INFORMATION--DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS" IN EACH PROSPECTUS.

     If you currently elect to receive monthly/quarterly dividends in cash, beginning October 15, 2001, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to continue receiving cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the funds for assistance in establishing electronic funds transfer at (800) 800-2000, ext. 3012.


                           CHANGES IN FUND MANAGEMENT

o    THE FOLLOWING CHANGES ARE MADE IN EACH PROSPECTUS.

     o References to "Fortis Financial Group" and "Fortis Advisers, Inc." on the back cover of each prospectus are deleted.

     o Fortis Investors, Inc. has changed its name to Woodbury Financial Services, Inc.

     o References to "Advisers" in the prospectus are changed to HIFSCO (as defined below), or to the respective fund's sub-adviser, as appropriate.

o THE FOLLOWING REPLACES THE INFORMATION INCLUDED IN EACH PROSPECTUS UNDER THE HEADINGS "FUND MANAGEMENT."

THE INVESTMENT MANAGER

On April 2, 2001, The Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers"), the funds' previous investment adviser. Since that date, Hartford Investment Financial Services Company ("HIFSCO") has served as the investment manager to the funds. Hartford Administrative Services Company, formerly Fortis Advisers, serves as the funds' transfer agent and dividend agent.

HIFSCO is a wholly owned indirect subsidiary of The Hartford Financial Services Group, a Connecticut financial services company with over $171.5 billion in assets. As of December 31, 2000, HIFSCO had over $10 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISERS

Each fund has a sub-adviser. The sub-advisers provide investment research and advice, and furnish and conduct the day-to-day investment management programs for each of the funds, subject to the general control of HIFSCO and the funds' Boards of Directors. The sub-adviser for each fund is also responsible for the selection of brokers and dealers to effect securities transactions and the negotiation of brokerage commissions, if any.

The Hartford Investment Management Company ("HIMCO") is the investment sub-adviser to High Yield Portfolio, Money Fund, Strategic Income Fund, Tax-Free Minnesota Portfolio, Tax-Free National Portfolio and U.S. Government Securities Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $65.3 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to Asset Allocation Portfolio, Capital Appreciation Portfolio, Capital Fund, Global Growth Portfolio, Growth & Income Fund, Growth Fund, International Equity Portfolio and Value Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of June 30, 2001, Wellington Management had investment management authority over approximately $295 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net assets as follows:

          MONEY FUND

                   Average net assets                               Annual rate
                   ------------------                               -----------
                   First $500 million                                 0.60%*
                   Over $500 million                                  0.55%*

                  *Includes an amount equal to 0.20% of average net assets that is paid to the fund's distributor in connection with the distribution of fund shares and is characterized as a distribution fee.

          U.S. GOVERNMENT SECURITIES FUND, STRATEGIC INCOME FUND, HIGH YIELD PORTFOLIO, AND TAX-FREE NATIONAL PORTFOLIO

                   Average net assets                               Annual rate
                   ------------------                               -----------
                   First $50 million                                   0.80%
                   Over $50 million                                    0.70%

          TAX-FREE MINNESOTA PORTFOLIO

                   Average net assets                               Annual rate
                   ------------------                               -----------
                   First $50 million                                   0.72%
                   Over $50 million                                    0.70%

          ASSET ALLOCATION PORTFOLIO, VALUE FUND, GROWTH & INCOME FUND, CAPITAL FUND, GROWTH FUND, AND CAPITAL APPRECIATION PORTFOLIO

                   Average net assets                               Annual rate
                   ------------------                               -----------
                   First $100 million                                  1.00%
                   Next $150 million                                   0.80%
                   Over $250 million                                   0.70%

This fee, as a percentage of average daily net assets, is the same as previously paid by the funds to Fortis Advisers. During their most recent fiscal years, the funds paid the following management fees to Fortis Advisers, expressed as a percentage of net assets:

                                                                   Management fee as a
                                                                  percentage of average
                 Fund                                                daily net assets
                 ----                                                ----------------
                 Money Fund                                               0.40%*
                 U.S. Government Securities Fund                          0.72%
                 Strategic Income Fund                                    0.80%
                 High Yield Portfolio                                     0.73%
                 Tax-Free National Portfolio                              0.79%
                 Tax-Free Minnesota Portfolio                             0.72%
                 Asset Allocation Portfolio                               0.87%
                 Value Fund                                               1.00%
                 Growth & Income Fund                                     1.00%
                 Capital Fund                                             0.77%
                 Growth Fund                                              0.74%
                 Capital Appreciation Portfolio                           0.84%
                 Global Growth Portfolio                                  1.00%
                 International Equity Portfolio                           1.00%

         *Does not include an amount received by Fortis Advisers equal to 0.20% of average net assets that Fortis Advisers in turn paid to the fund's distributor.

Under its advisory agreements with the Funds, Fortis Advisers was required to provide transfer agency, registrar, and dividend disbursement services to the Funds. HIFSCO is not required to provide these services under the new investment advisory agreement; however, HIFSCO bears the costs of these services under a separate agreement with the funds.

PORTFOLIO MANAGERS OF THE FUNDS

The following persons have primary responsibility for the day-to-day management of each indicated fund's portfolio.

HIGH YIELD PORTFOLIO AND STRATEGIC INCOME FUND. Alison D. Granger has been primarily responsible for the day-to-day management of the funds since April 2, 2001. Ms. Granger, Senior Vice President of HIMCO, joined HIMCO in 1993 and has managed debt securities since 1995.

MONEY FUND. William H. Davison, Jr. has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Davison, Senior Vice President of HIMCO, joined HIMCO in 1990 and has managed debt securities since 1992.

TAX-FREE MINNESOTA PORTFOLIO AND TAX-FREE NATIONAL PORTFOLIO. Charles Grande has been primarily responsible for the day-to-day management of the funds since April 2, 2001. Mr. Grande, Vice President of HIMCO, joined HIMCO in June 1995. Prior to joining HIMCO, he was Assistant Vice President responsible for municipal credit analysis at MBIA and a senior analyst and Deputy Group Head at Credit Suisse Financial Products Co.

U.S. GOVERNMENT SECURITIES FUND. Peter Perrotti has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Perrotti, Senior Vice President of HIMCO, joined HIMCO in 1992 and has managed debt securities since that time.

ASSET ALLOCATION PORTFOLIO. Rand L. Alexander has been primarily responsible for the day-to-day management of the equity portion of the fund since April 2, 2001. Paul D. Kaplan has been primarily responsible for the day-to-day management of the fixed income portion of the fund since April 2, 2001. Mr. Alexander and Mr. Kaplan together determine the allocation of the fund's portfolio between fixed income and equity securities. Mr. Alexander, Senior Vice President of Wellington Management, joined Wellington Management in 1990 and has been an investment professional since 1976. Mr. Kaplan, Senior Vice President of Wellington Management, joined Wellington Management in 1978.

CAPITAL APPRECIATION PORTFOLIO. James A. Rullo and David J. Elliott have been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Rullo, Senior Vice President of Wellington Management, joined Wellington Management in 1994 and has been an investment professional since that time. Mr. Elliott, Vice President of Wellington Management, joined Wellington Management in 1995.

CAPITAL FUND. Andrew J. Shilling has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Shilling, Vice President of Wellington Management, joined Wellington Management in 1994.

GLOBAL GROWTH PORTFOLIO. Andrew S. Offit has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Offit, Senior Vice President of Wellington Management, joined Wellington Management in 1997 and has managed equity securities since that time. From 1987 to 1997 he worked as an analyst and portfolio manager for Fidelity Investments.

GROWTH & INCOME FUND. James A. Rullo has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Rullo, Senior Vice President of Wellington Management, joined Wellington Management in 1994.

GROWTH FUND. Michael Carmen has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Carmen, Vice President of Wellington Management, joined Wellington Management in 1999. Prior to joining Wellington Management, he was an equity portfolio manager at Kobrick Funds (1997-1999), State Street Research and Management (1992-1996, 1997) and Montgomery Asset Management (1996).

INTERNATIONAL EQUITY PORTFOLIO. Trond Skramstad has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Skramstad, Senior Vice President of Wellington Management, joined Wellington Management in 1993 and has been an investment professional since 1990.

VALUE FUND. James H. Averill, David R. Fassnacht and James N. Mordy have been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Averill, Senior Vice President of Wellington Management, joined Wellington Management in 1986. Mr. Fassnacht, Vice President of Wellington Management, joined Wellington Management in 1991 and has been an investment professional since 1988. Mr. Mordy, Senior Vice President of Wellington Management, joined Wellington Management in 1985.

                CHANGES IN THE INVESTMENT STRATEGIES OF THE FUNDS

o THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 1 OF THE FORTIS MONEY FUND PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maintain a stable net asset value of $1.00 per share. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, are determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

PRINCIPAL RISKS

The primary risks of this fund are interest rate risk, credit risk, income risk, inflation risk and manager risk.

A rise in interest rates could cause a fall in the value of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value, and potentially the likelihood of repayment, of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Inflation risk refers to the risk that, even if the principal value of an investment in the fund remains constant, or the income from the investment remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of your fund shares may decline.

Manager risk refers to the risk that if the manager does not effectively implement a fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

o THE FOLLOWING REPLACES THE INFORMATION FOR U.S. GOVERNMENT SECURITIES FUND UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 1 OF THE FORTIS BOND FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its objective by investing primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates.

PRINCIPAL RISKS

The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

o THE FOLLOWING REPLACES THE INFORMATION FOR STRATEGIC INCOME FUND UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGES 4-5 OF THE FORTIS BOND FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its objective by investing primarily in the following three sectors:

     o U.S. GOVERNMENT SECURITIES. The fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies.

     o INVESTMENT GRADE AND HIGH YIELD/HIGH RISK FIXED-INCOME SECURITIES OF FOREIGN GOVERNMENTS AND COMPANIES. The fund invests in fixed-income securities issued by (a) foreign governments and their agencies; (b) foreign government-related issuers; (c) supranational organizations;
          (d) foreign companies; and (e) foreign banks and U.S. branches of foreign banks. These securities may be investment grade, non-investment grade, or unrated securities.

     o HIGH YIELD/HIGH RISK DOMESTIC SECURITIES. The fund invests in non-investment grade fixed-income securities issued by U.S. issuers (or unrated securities HIMCO believes are of comparable quality). These securities are sometimes referred to as "junk bonds" or "high yield/high risk" securities.

The fund may invest without limitation in securities rated as low as Caa by Moody's Investors Service, Inc. ("Moody's") or CCC by Standard & Poor's Ratings Services ("S&P") or comparably rated by another nationally recognized rating organization. In addition, up to 10% of the fund's total assets may be invested in "non-performing" securities rated lower than Caa or CCC. Nonperforming securities are highly speculative and may be in default or there may be elements of danger with respect to the payment of principal or interest. The fund may also invest in unrated securities which HIMCO believes are of comparable quality to those rated within the foregoing categories. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the intermediate-term range which is typically defined as between 5 and 10 years.

The fund uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may also seek to invest in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates, favorable developments affecting the business, or prospects of the issuer which may improve the issuer's financial condition and credit rating.

PRINCIPAL RISKS

The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on perceived financial health of the bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages underlying the fund's mortgage-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-backed securities.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

o THE FOLLOWING REPLACES THE INFORMATION FOR HIGH YIELD PORTFOLIO UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 8 OF THE FORTIS BOND FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests at least 65% and may invest up to 100% of its portfolio in non-investment grade securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by the sub-adviser to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield--high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity, although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between 5 and 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

The fund uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may also seek to invest in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates, favorable developments affecting the business, or prospects of the issuer which may improve the issuer's financial condition and credit rating.

PRINCIPAL RISKS

The performance of the fund will be affected by interest rates. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.

The fund is also subject to credit risk, which depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risk. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o THE FOLLOWING REPLACES THE INFORMATION FOR TAX-FREE NATIONAL PORTFOLIO UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 1 OF THE FORTIS TAX-FREE FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its objective by primarily investing in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its net assets in securities that generate interest that is not includable in gross income for federal income tax purposes and is not an item of tax preference for purposes of the federal alternative minimum tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 90% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by either Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A, BBB) or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within the four highest grades. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the range represented by the Lehman Brothers Municipal Bond Index. As of June 30, 2001 this range was between 12 and 17 years.

The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize fund performance.

PRINCIPAL RISKS

The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

o THE FOLLOWING REPLACES THE INFORMATION FOR TAX-FREE MINNESOTA PORTFOLIO UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 4 OF THE FORTIS TAX-FREE FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its net assets in securities that generate interest that is not includable in federal gross income or in taxable net income of individuals, estates, and trusts for Minnesota income tax purposes and is not an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax.

The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 90% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A, BBB) or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest grades. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the range represented by the Lehman Brothers Municipal Bond Index. As of June 30, 2001 this range was between 12 and 17 years.

The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize fund performance.

PRINCIPAL RISKS

The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

o THE FOLLOWING REPLACES THE INFORMATION FOR ASSET ALLOCATION PORTFOLIO UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGES 1 AND 2 OF THE FORTIS STOCK FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets among three categories:

     o    stocks,

     o    debt securities, and

     o    money market instruments.

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including mortgage-backed securities, mortgage-backed securities issued by private entities, and other debt securities rated investment grade (rated at least BBB by S&P or Baa by Moody's, or if unrated, securities deemed by Wellington Management to be of comparable quality). The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of the fund's assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

PRINCIPAL RISKS

The fund is subject to stock market risk, the risks of growth stocks, interest rate risk, credit risk, income risk, manager allocation risk and the risks of foreign investment. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

With respect to the fund's stock investments, the sub-adviser favors stocks issued by high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages underlying the fund's mortgage-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-backed securities.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund's underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

o THE FOLLOWING REPLACES THE INFORMATION FOR VALUE FUND UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 6 OF THE FORTIS STOCK FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalization, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. Large, mid-size and small companies will be represented in the fund's portfolio. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     o    high fundamental investment value,

     o    strong management team, and

     o    strong industry position.

PRINCIPAL RISKS

As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining higher value. For a variety of reasons, many undervalued companies never realize their potential and the market value of their equity securities remains low.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

o THE FOLLOWING REPLACES THE INFORMATION FOR GROWTH & INCOME FUND UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 9 OF THE FORTIS STOCK FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified portfolio of common stocks of large companies that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment

The fund is subject to income risk, which is the potential that the yield from the fund's investments will not be sufficient to provide for the payment of dividends from net investment income. For the 2000 fiscal year, no dividends from net investment income were paid, except on Class A shares.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

o THE FOLLOWING REPLACES THE INFORMATION FOR CAPITAL FUND UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 12 OF THE FORTIS STOCK FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests primarily in equity securities of large companies that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

     o Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

     o Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund emphasizes high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the sub-adviser's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

o THE FOLLOWING REPLACES THE INFORMATION FOR GROWTH FUND UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 15 OF THE FORTIS STOCK FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalization that Wellington Management believes have superior growth potential. Large, mid-size and small companies will be represented in the fund's portfolio. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Wellington Management looks for a strong management team that has a clearly articulated business strategy, a history of earnings growth and the potential for that growth to be sustained, and attractive stock valuation based on multiple valuation tools.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund emphasizes growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the sub-adviser's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

o THE FOLLOWING REPLACES THE INFORMATION FOR CAPITAL APPRECIATION PORTFOLIO UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGES 18-19 OF THE FORTIS STOCK FUNDS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks of growth companies that Wellington Management believes have superior growth potential. The fund's portfolio is diversified by industry and company, and it may invest a significant portion of its assets in small companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." In constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund emphasizes growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

o THE FOLLOWING REPLACES THE INFORMATION FOR GLOBAL GROWTH PORTFOLIO UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 1 OF THE FORTIS WORLDWIDE PORTFOLIOS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stock of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.

The fund uses a two-tiered investment strategy:

     o Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

     o Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

The fund may trade securities actively and its annual portfolio turnover rates may exceed 200%.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund emphasizes high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The fund's management strategy will influence its performance significantly. If the fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and increases your taxable distributions.

o THE FOLLOWING REPLACES THE INFORMATION FOR INTERNATIONAL EQUITY PORTFOLIO UNDER THE HEADINGS "PRINCIPAL INVESTMENT STRATEGIES" AND "PRINCIPAL RISKS" ON PAGE 5 OF THE FORTIS WORLDWIDE PORTFOLIOS PROSPECTUS.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

     o Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     o Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     o Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

PRINCIPAL RISKS

As with most stocks, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

The fund's management strategy will influence its performance significantly. If the fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

o FOR EACH FUND, OTHER THAN MONEY FUND, THE FOLLOWING REPLACES THE INFORMATION SET FORTH IN THE FUND'S PROSPECTUS UNDER THE HEADING "MORE INFORMATION ON FUND OBJECTIVES, INVESTMENT STRATEGIES AND RISKS." FOR MONEY FUND, THE FOLLOWING REPLACES THE INFORMATION SET FORTH IN THE FUND'S PROSPECTUS UNDER THE HEADING "MORE INFORMATION ON THE FUND."

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by a fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments or in securities of small capitalization companies.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund other than Money Fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive



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


position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective. For Tax-Free National Portfolio and Tax-Free Minnesota Portfolio, being in a defensive position could result in a portion of the funds' regular income distribution being federally taxable.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund other than Money Fund may purchase and sell options, enter into futures contracts or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS

Each fund other than Money Fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy. Money Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FOREIGN INVESTMENTS IN EMERGING MARKETS

To the extent they can invest in foreign securities, each fund other than Money Fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less governmental regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

The funds whose investment strategies disclose that they may invest in securities of small capitalization companies do so as part of their principal investment strategies. The other funds (other than Money Fund) also may hold stocks of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks is the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of large capitalization companies.

ABOUT EACH FUND'S INVESTMENT OBJECTIVE

With the exception of Money Fund, each fund's investment objective may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its objective.

TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Certain funds are expected to have relatively high portfolio turnover. The other funds also may engage in short-term trading at times. Short-term trading could produce higher brokerage expenses for a fund and, except with respect to Money Fund, higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

FOREIGN ISSUERS: (1) Companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the fund (see the prospectus for address and phone number).

                            CAPITAL GAINS INFORMATION

In connection with the commencement of their sub-advisory duties, Wellington Management and HIMCO sold a substantial number of the existing investments of each fund and reinvested the proceeds in other securities consistent with the funds' investment objectives and policies. As a result, certain funds realized significant capital gains that have not yet been distributed to shareholders. These capital gains distributions will be taxable for most investors. To the extent an investor buys shares of one of these funds before the distribution of capital gains, the investor will, in effect, be "buying" the distribution. The investor will pay the full price for the shares and then receive a portion of that price back as a taxable distribution. As set forth in the table below, as of July 31, 2001, three funds had realized capital gains in an amount greater than 1% of their net asset values. The funds expect to distribute these capital gains in December 2001.

                                            NET ASSET VALUE       REALIZED GAINS              PERCENT OF
       FUND                                    PER SHARE             PER SHARE             NET ASSET VALUE
       ----                                    ---------             ---------             ---------------
       Global Growth Portfolio                  $ 21.16                $ 4.639                  21.9%
       Value Fund                               $ 14.06                $ 1.015                   7.2%
       Growth & Income Fund                     $ 14.57                $ 1.132                   7.8%

Investing in Global Growth Portfolio, Value Fund and Growth & Income Fund prior to the distribution of these capital gains may not be appropriate for investors who purchase shares in a taxable account. Please consult your financial or tax advisor.

                       CHANGES IN SHARE CLASS INFORMATION

o THE FOLLOWING DISCLOSURE REPLACES THE FIRST BULLET UNDER "CHOOSING A SHARE CLASS--CLASS Z SHARES" ON PAGE 22 OF THE FORTIS STOCK FUNDS PROSPECTUS.

     o These shares are available only in Asset Allocation Portfolio and Growth Fund, and only for investment by:

     o Accounts of Fortis, Inc. or its subsidiaries, officers, directors, employees and sales representatives (and their families) which were in existence and entitled to purchase Class Z shares at the time of the acquisition of Fortis Advisers by The Hartford (April 2, 2001) (the "Acquisition"), and

     o Pension, profit sharing and other retirement plans created for the benefit of Fortis Inc. or its subsidiaries which were in existence and entitled to purchase Class Z shares at the time of the Acquisition.

Class Z shares of Asset Allocation Portfolio will receive Class A shares of the Hartford Advisers Fund if the fund reorganization discussed above is approved by shareholders. Class A shares of Hartford Advisers Fund are subject to Rule 12b-1 fees and thus have higher expenses than Class Z shares of Asset Allocation Portfolio.




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




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



THE HARTFORD MUTUAL FUNDS
P.O. Box 64387
St. Paul MN 55164-4387


































                                                               Form 101576(9/01)